As filed with the Securities and Exchange Commission on October 20, 2017

Securities Act File No. 333-

Investment Company Act File No. 811-22963

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(CHECK APPROPRIATE BOX OR BOXES)

☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

☒ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 14

Altegris KKR Commitments Master Fund

(Exact name of Registrant as specified in Charter)

1200 Prospect Street
Suite 400

La Jolla, CA 92037

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code:  (888) 524-9441

Cynthia Aragon

Chief Compliance Officer
Altegris Advisors, L.L.C.
1200 Prospect Street
Suite 400

La Jolla, CA 92037

(Name and address of agent for service)

COPY TO:

Richard Horowitz, Esq.

Matthew K. Kerfoot, Esq.
Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

It is proposed that this filing will become effective (check appropriate box)

☐ when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐   This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☒    This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-219332.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price (1)(2)	Amount of Registration Fee (3)
Shares of Beneficial Interest, par value $0.001 per share (Class A Shares and Class I Shares)	—	—	$10,000,000	$1,245

(1)   This registration statement relates to the Registrant’s registration statement on Form N-2 (File No. 333-219332) (the “Prior Registration Statement”). In accordance with Rule 462(b) under the Securities Act of 1933, as amended, the proposed maximum offering price of the remaining securities eligible to be sold under the Prior Registration Statement ($202,467,020) is carried forward to this registration statement and an additional amount of securities having a proposed maximum aggregate offering price of no more than 20% of the amount carried forward ($10,000,000) is registered on this registration statement, so that in the aggregate an undetermined number of shares with a proposed maximum offering price of $212,467,020 is registered hereunder.

(2)   Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended.

(3)   Represents the registration fee only for the additional maximum offering amount of the Registrant being registered hereby. The Registrant previously registered a maximum offering amount of $242,157,884 pursuant to a Registration Statement on Form N-2 (File No. 333-219332), as amended, for which additional fees were paid.

EXPLANATORY NOTE

This Registration Statement is being filed to register an additional maximum offering amount of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registrant’s Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on August 22, 2017 (File Nos. 333-219332; 811-22963) and as amended by all pre-effective and post-effective amendments thereto, including the Registrant’s Prospectus and Statement of Additional Information included therein and the exhibits thereto (other than the consents filed herewith), declared effective on August 23, 2017, are hereby incorporated by reference.

PART C - OTHER INFORMATION

ITEM 25.                                          FINANCIAL STATEMENTS AND EXHIBITS

(1)                                 Financial Statements:

Part A:

Financial Highlights for the period from July 31, 2015 (commencement of operations) to March 31, 2017.

Part B:

Statement of Assets and Liabilities as of March 31, 2017.

Statement of Operations for the year ended March 31, 2017.

Statements of Changes in Net Assets for the year ended March 31, 2017 and period ended March 31, 2016.

Statement of Cash Flows for the year ended March 31, 2017.

Financial Highlights for the year ended March 31, 2017 and period ended March 31, 2016.

Portfolio of Investments as of March 31, 2017.

(2)                                 Exhibits:

(a)(1)                              Certificate of Trust.(1)

(a)(2)                              Agreement and Declaration of Trust.(2)

(a)(3)                              Certificate of Amendment to Certificate of Trust.(4)

(b)                                             By-Laws.(2)

(c)                                              Not Applicable.

(d)                                             Not Applicable.

(e)                                              Dividend Reinvestment Plan.(2)

(f)                                               Not Applicable.

(g)(1)                               Investment Advisory Agreement.(2)

(g)(2)                               Sub-Advisory Agreement.(2)

(h)(1)                              Form of Distribution Agreement.(3)

(h)(2)                              Form of Sub-Placement Agent and Distribution Services Agreement.(3)

(i)                                                 Not Applicable.

(j)(1)                                 Form of Custody Agreement between JPMorgan Chase Bank, N.A. and the Registrant.(2)

(j)(2)                                 Form of Custodian Services Agreement between SEI Private Trust Company and the Registrant.(2)

(k)(1)                              Form of Fund Services Agreement.(2)

(k)(2)                              Form of Expense Limitation and Reimbursement Agreement.(8)

(k)(3)                              Form of Voting Waiver Agreement.(2)

(k)(4)                              First Amended Trademark License Agreement.(5)

(k)(5)                              Amended and Restated Distribution Plan. (7)

(k)(6)                              Multiple Class Plan Pursuant to Rule 18f-3. (7)

(l)                                                 Opinion and Consent of Dechert LLP.(9)

(m)                                         Not Applicable.

(n)                                             Consent of Independent Registered Public Accounting Firm.(9)

(o)                                             Not Applicable.

(p)                                             Form of Subscription Agreement.(2)

(q)                                             Not Applicable.

(r)(1)                                 Code of Ethics of the Registrant.(2)

(r)(2)                                 Code of Ethics of the Adviser.(2)

(s)(1)                                Powers of Attorney for Mark Garbin, Mark Gersten, Neil Kaufman and Anita Krug.(2)

(s)(2)                                Power of Attorney for Hal Strong.(6)

(1) Incorporated herein by reference to the corresponding exhibit of the Registrant’s initial Registration Statement on N-2 (File Nos. 333-195620; 811-22963), filed on May 1, 2014.

(2)  Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement (File Nos. 333-195620; 811-22963), filed on December 3, 2014.

(3)  Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 4 to the Registrant’s Registration Statement (File Nos. 333-195620; 811-22963), filed on January 30, 2015.

(4)  Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 5 to the Registrant’s Registration Statement (File Nos. 333-195620; 811-22963), filed on March 20, 2015.

(5)  Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 6 to the Registrant’s Registration Statement (File Nos. 333-195620; 811-22963), filed on April 22, 2015.

(6)  Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (File Nos. 333-195620; 811-22963), filed on December 22, 2016.

(7)  Incorporated herein by reference to the corresponding exhibit to the Registrant’s Registration Statement (File Nos. 333-219332; 881-22963), filed on July 18, 2017.

(8)  Incorporated herein by reference to the corresponding exhibit to the Registrant’s Registration Statement (File Nos. 333-219332; 881-22963), filed on August 22, 2017.

(9)  Filed herewith.

ITEM 26.                                         MARKETING ARRANGEMENTS

Not Applicable.

ITEM 27.                                         OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fees	$8,693
Printing	$7,500
Accounting fees and expenses	$0
Legal fees and expenses	$20,000
Miscellaneous	$0
Total	$36,193

ITEM 28.                                         PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

No person is directly or indirectly under common control with Registrant, except that the Registrant may be deemed to be controlled by Altegris Advisors, L.L.C. (the “Adviser”), the investment adviser to the Registrant.  The Adviser was formed under the laws of the State of Delaware in 2010.  Additional information regarding the Adviser is set out in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-71496).

ITEM 29.                                         NUMBER OF HOLDERS OF SECURITIES

Set forth below is the number of holders of securities of the Registrant as of September 1, 2017:

Title of Class	Number of Record Holders
Shares of Beneficial Interest, Class A	2,920
Shares of Beneficial Interest, Class I	899

ITEM 30.                                         INDEMNIFICATION

Reference is made to Article 5.2 of Registrant’s Agreement and Declaration of Trust filed as Exhibit (2)(a)(2) to this Registration Statement.  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Adviser, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by the Adviser, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by the Adviser, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Registrant hereby undertakes that it will apply the indemnification provisions of the Agreement and Declaration of Trust in a manner consistent with Investment Company Act Release No. 11330 (Sept. 4, 1980) issued by the Securities and Exchange Commission, so long as the interpretation of Sections 17(h) and 17(i) of the 1940 Act contained in that release remains in effect. Registrant, in conjunction with the Adviser and Registrant’s Board of Trustees, maintains insurance on behalf of any person who is or was an Independent Trustee, officer, employee, or agent of Registrant, against certain liability asserted against him or her and incurred by him or her or arising out of his or her position. In no event, however, will Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which Registrant itself is not permitted to indemnify.

ITEM 31.                                         BUSINESS AND OTHER CONNECTIONS OF ADVISER

A description of any other business, profession, vocation, or employment of a substantial nature in which the Adviser, and each managing director, executive officer or partner of the Adviser, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set out in Registrant’s Prospectus in the section entitled “Management of the Fund” and to the section of the Statement of Additional Information captioned “Management of the Fund.”  The information required by this Item 31 with respect to each director, officer or partner of the Adviser is incorporated by reference to Form ADV with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-71496).

ITEM 32.                                         LOCATION OF ACCOUNTS AND RECORDS

The Administrator maintains the required accounting related and financial books and other records of the Registrant at 80 Arkay Drive, Hauppauge, NY 11788.

ITEM 33.                                         MANAGEMENT SERVICES

Not Applicable.

ITEM 34.                                         UNDERTAKINGS

(1) The Registrant hereby undertakes to suspend the offering of its shares until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

(2) Not Applicable.

(3) Not Applicable.

(4) The Registrant hereby undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933;

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act of 1933, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering.

(5)(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted form the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Altegris KKR Commitments Master Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of La Jolla and State of California on the 20th day of October, 2017.

ALTEGRIS KKR COMMITMENTS MASTER FUND

/s/ Matthew C. Osborne

By:	Matthew C. Osborne
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Mark Garbin*
Mark Garbin	Trustee	October 20, 2017

/s/ Mark D. Gersten*
Mark D. Gersten	Trustee	October 20, 2017

/s/ Neil M. Kaufman*
Neil M. Kaufman	Trustee	October 20, 2017

/s/ Anita K. Krug*
Anita K. Krug	Trustee	October 20, 2017

/s/ Hal Strong*
Hal Strong	Trustee	October 20, 2017

/s/ Robert Naka
Robert Naka	Principal Financial Officer	October 20, 2017

/s/ Matthew C. Osborne
Matthew C. Osborne	President	October 20, 2017

/s/ Christine Zou
Christine Zou	Principal Accounting Officer	October 20, 2017

*By:	/s/ Matthew C. Osborne
Matthew C. Osborne
Attorney-in-Fact

EXHIBIT INDEX

(l)        Opinion and Consent of Dechert LLP

(n)        Consent of Independent Registered Public Accounting Firm